REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
REDEEMABLE NONCONTROLLING INTEREST
Schedule of reconciliation of redeemable noncontrolling interest

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 3)
Redeemable noncontrolling interest opening balance	349,046,548	349,046,548	—	—
Net loss attributable to redeemable noncontrolling interest	(1,190,122)	—	—	—
Change in redeemable noncontrolling interest	1,190,122	(349,046,548)	—	—
Redeemable noncontrolling interest ending balance	349,046,548	—	—	—